TrimTabs ETF Trust

TrimTabs U.S. Free-Cash-Flow ETF (FCFD)

TrimTabs Intl Free-Cash-Flow ETF (FCFI)

Supplement dated May 20, 2015
to the Prospectus and Statement of Additional Information dated January 15, 2015

All references to the website address www.trimtabsetfs.com are deleted and replaced with www.trimtabsfunds.com.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE